Equity	12 Months Ended
Dec. 31, 2014
Partners' Capital Notes [Abstract]
Equity
EQUITY:
Limited Partner Units
Limited partner interests in the Partnership are represented by Common Units that entitle the holders thereof to the rights and privileges specified in the Partnership Agreement. The Partnership’s Common Units are registered under the Securities Exchange Act of 1934 (as amended) and are listed for trading on the NYSE. Each holder of a Common Unit is entitled to one vote per unit on all matters presented to the Limited Partners for a vote. In addition, if at any time any person or group (other than the Partnership’s General Partner and its affiliates) owns beneficially 20% or more of all Common Units, any Common Units owned by that person or group may not be voted on any matter and are not considered to be outstanding when sending notices of a meeting of Unitholders (unless otherwise required by law), calculating required votes, determining the presence of a quorum or for other similar purposes under the Partnership Agreement. The Common Units are entitled to distributions of Available Cash as described below under “Parent Company Quarterly Distributions of Available Cash.”
As of December 31, 2014, there were issued and outstanding 1.08 billion Common Units representing an aggregate 99.46% limited partner interest in the Partnership.
Our Partnership Agreement contains specific provisions for the allocation of net earnings and losses to the partners for purposes of maintaining the partner capital accounts. For any fiscal year that the Partnership has net profits, such net profits are first allocated to the General Partner until the aggregate amount of net profits for the current and all prior fiscal years equals the aggregate amount of net losses allocated to the General Partner for the current and all prior fiscal years. Second, such net profits shall be allocated to the Limited Partners pro rata in accordance with their respective sharing ratios. For any fiscal year in which the Partnership has net losses, such net losses shall be first allocated to the Limited Partners in proportion to their respective adjusted capital account balances, as defined by the Partnership Agreement, (before taking into account such net losses) until their adjusted capital account balances have been reduced to zero. Second, all remaining net losses shall be allocated to the General Partner. The General Partner may distribute to the Limited Partners funds of the Partnership that the General Partner reasonably determines are not needed for the payment of existing or foreseeable Partnership obligations and expenditures.
Common Units
The change in ETE Common Units during the years ended December 31, 2014, 2013 and 2012 was as follows:

	Years Ended December 31,
	2014	2013	2012
Number of Common Units, beginning of period	1,119.8	1,119.8	891.9
Repurchase of common units under buyback program	(42.3)	—	—
Issuance of common units in connection with Southern Union Merger (See Note 3)	—	—	227.9
Number of Common Units, end of period	1,077.5	1,119.8	1,119.8

Common Unit Splits
On December 23, 2013, ETE announced that the board of directors of its general partner approved a two-for-one split of the Partnership’s outstanding common units (the “Unit Split”). The Unit Split was completed on January 27, 2014. The Unit Split was effected by a distribution of one ETE Common Unit for each common unit outstanding and held by unitholders of record at the close of business on January 13, 2014.
On May 28, 2015, ETE announced that the board of directors of its general partner approved a two-for-one split of the Partnership’s outstanding common units (the “Unit Split”). The Unit Split was completed on July 27, 2015. The Unit Split was effected by a distribution of one ETE common unit for each common unit outstanding and held by unitholders of record at the close of business on July 15, 2015.
Repurchase Program
In December 2013, the Partnership announced a common unit repurchase program, whereby the Partnership may repurchase up to $1 billion of ETE Common Units in the open market at the Partnership’s discretion, subject to market conditions and other factors, and in accordance with applicable regulatory requirements. The Partnership repurchased 42.3 million ETE Common Units under this program through May 23, 2014, and the program was completed.
In February 2015, the Partnership announced a common unit repurchase program, whereby the Partnership may repurchase up to $2 billion of ETE Common Units in the open market at the Partnership’s discretion, subject to market conditions and other factors, and in accordance with applicable regulatory requirements.
Class D Units
On May 1, 2013, Jamie Welch was appointed Group Chief Financial Officer and Head of Corporate Development of LE GP, LLC, the general partner of ETE, effective June 24, 2013. Pursuant to an equity award agreement between Mr. Welch and the Partnership dated April 23, 2013, Mr. Welch received 3,000,000 restricted ETE common units representing limited partner interest. The restricted ETE common units were subject to vesting, based on continued employment with ETE. On December 23, 2013, ETE and Mr. Welch entered into (i) a rescission agreement in order to rescind the original offer letter to the extent it relates to the award of 3,000,000 common units of ETE to Mr. Welch, the original award agreements, and the receipt of cash amounts by Mr. Welch with respect to such awarded units and (ii) a new Class D Unit Agreement between ETE and Mr. Welch providing for the issuance to Mr. Welch of an aggregate of 3,080,000 Class D Units of ETE, which number of Class D Units includes an additional 80,000 Class D Units that were issued to Mr. Welch in connection with other changes to his original offer letter.
Under the terms of the Class D Unit Agreement, 30% of the Class D Units will convert to ETE common units on a one-for-one basis on March 31, 2015, and the remaining 70% will convert to ETE common units on a one-for-one basis on March 31, 2018, subject in each case to (i) Mr. Welch being in Good Standing with ETE (as defined in the Class D Unit Agreement) and (ii) there being a sufficient amount of gain available (based on the ETE partnership agreement) to be allocated to the Class D Units being converted so as to cause the capital account of each such unit to equal the capital account of an ETE Common Unit on the conversion date.
Sale of Common Units by Subsidiaries
The Parent Company accounts for the difference between the carrying amount of its investment in subsidiaries and the underlying book value arising from issuance of units by subsidiaries (excluding unit issuances to the Parent Company) as a capital transaction. If a subsidiary issues units at a price less than the Parent Company’s carrying value per unit, the Parent Company assesses whether the investment has been impaired, in which case a provision would be reflected in our statement of operations. The Parent Company did not recognize any impairment related to the issuances of subsidiary common units during the periods presented.
Sale of Common Units by ETP
The following table summarizes ETP’s public offerings of ETP Common Units, all of which have been registered under the Securities Act of 1933 (as amended):

Date	Number of ETP Common Units	Price per ETP Unit	Net Proceeds
July 2012	15.5	$44.57	$671
April 2013	13.8	48.05	657

Proceeds from the offerings listed above were used to repay amounts outstanding under the ETP Credit Facility and/or to fund capital expenditures and capital contributions to joint ventures, and for general partnership purposes.
ETP’s Equity Distribution Program
From time to time, ETP has sold ETP Common Units through an equity distribution agreement. Such sales of ETP Common Units are made by means of ordinary brokers’ transactions on the NYSE at market prices, in block transactions or as otherwise agreed between us and the sales agent which is the counterparty to the equity distribution agreement.
In January 2013 and May 2013, ETP entered into equity distribution agreements pursuant to which ETP may sell from time to time ETP Common Units having aggregate offering prices of up to $200 million and $800 million, respectively. During the year ended December 31, 2014, ETP issued approximately 2.7 million units for $144 million, net of commissions of $2 million. No amounts of ETP Common Units remain available to be issued under the January 2013 and May 2013 equity distribution agreements.
In May 2014 and November 2014, ETP entered into equity distribution agreements pursuant to which ETP may sell from time to time ETP Common Units having aggregate offering prices of up to $1.0 billion and $1.50 billion, respectively. During the year ended December 31, 2014, ETP issued approximately 18.8 million units for $1.08 billion, net of commissions of $11 million. As of December 31, 2014, approximately $1.41 billion of ETP Common Units remained available to be issued under ETP’s currently effective equity distribution agreements.
ETP’s Equity Incentive Plan Activity
As discussed in Note 10, ETP issues ETP Common Units to employees and directors upon vesting of awards granted under ETP’s equity incentive plans. Upon vesting, participants in the equity incentive plans may elect to have a portion of the ETP Common Units to which they are entitled withheld by ETP to satisfy tax-withholding obligations.
ETP’s Distribution Reinvestment Program
ETP’s Distribution Reinvestment Plan (the “DRIP”) provides ETP’s Unitholders of record and beneficial owners of ETP Common Units a voluntary means by which they can increase the number of ETP Common Units they own by reinvesting the quarterly cash distributions they would otherwise receive in the purchase of additional ETP Common Units.
During the years ended December 31, 2014, 2013 and 2012, aggregate distributions of approximately $155 million, $109 million and $43 million, respectively, were reinvested under the DRIP resulting in the issuance in aggregate of approximately 6.1 million ETP Common Units.
As of December 31, 2014, a total of 7.3 million ETP Common Units remain available to be issued under the existing registration statement.
ETP Class E Units
These ETP Class E Units are entitled to aggregate cash distributions equal to 11.1% of the total amount of cash distributed to all ETP Unitholders, including the ETP Class E Unitholders, up to $1.41 per unit per year, with any excess thereof available for distribution to ETP Unitholders other than the holders of ETP Class E Units in proportion to their respective interests. The ETP Class E Units are treated by ETP as treasury units for accounting purposes because they are owned by a subsidiary of ETP Holdco, Heritage Holdings, Inc. Although no plans are currently in place, management may evaluate whether to retire some or all of the ETP Class E Units at a future date. All of the 8.9 million ETP Class E Units outstanding are held by a subsidiary of ETP and therefore are reflected by ETP as treasury units in its consolidated financial statements.
ETP Class G Units
In conjunction with the Sunoco Merger, ETP amended its partnership agreement to create ETP Class F Units. The number of ETP Class F Units issued was determined at the closing of the Sunoco Merger and equaled 90.7 million, which included 40 million ETP Class F Units issued in exchange for cash contributed by Sunoco, Inc. to ETP immediately prior to or concurrent with the closing of the Sunoco Merger. The ETP Class F Units generally did not have any voting rights. The ETP Class F Units were entitled to aggregate cash distributions equal to 35% of the total amount of cash generated by ETP and its subsidiaries (other than ETP Holdco) and available for distribution, up to a maximum of $3.75 per ETP Class F Unit per year. In April 2013, all of the outstanding ETP Class F Units were exchanged for ETP Class G Units on a one-for-one basis. The ETP Class G Units have terms that are substantially the same as the ETP Class F Units, with the principal difference between the ETP Class G Units and the ETP Class F Units being that allocations of depreciation and amortization to the ETP Class G Units for tax purposes are based on a predetermined percentage and are not contingent on whether ETP has net income or loss. The ETP Class G Units are held by a subsidiary of ETP and therefore are reflected by ETP as treasury units in its consolidated financial statements.
ETP Class H Units and Class I Units
Currently Outstanding
Pursuant to an Exchange and Redemption Agreement previously entered into between ETP, ETE and ETE Holdings, ETP redeemed and cancelled 50.2 million of its Common Units representing limited partner interests (the “Redeemed Units”) owned by ETE Holdings on October 31, 2013 in exchange for the issuance by ETP to ETE Holdings of a new class of limited partner interest in ETP (the “Class H Units”), which are generally entitled to (i) allocations of profits, losses and other items from ETP corresponding to 50.05% of the profits, losses, and other items allocated to ETP by Sunoco Partners, with respect to the IDRs and general partner interest in Sunoco Logistics held by Sunoco Partners, (ii) distributions from available cash at ETP for each quarter equal to 50.05% of the cash distributed to ETP by Sunoco Partners with respect to the IDRs and general partner interest in Sunoco Logistics held by Sunoco Partners for such quarter and, to the extent not previously distributed to holders of the Class H Units, for any previous quarters.
Pending Transaction
In December 2014, ETP and ETE announced the final terms of a transaction, whereby ETE will transfer 30.8 million ETP Common Units, ETE’s 45% interest in the Bakken pipeline project, and $879 million in cash in exchange for 30.8 million newly issued ETP Class H Units that, when combined with the 50.2 million previously issued ETP Class H Units, generally entitle ETE to receive 90.05% of the cash distributions and other economic attributes of the general partner interest and IDRs of Sunoco Logistics (the “Bakken Pipeline Transaction”). In connection with this transaction, ETP will also issue 100 ETP Class I Units, as described below. In addition, ETE and ETP agreed to reduce the IDR subsidies that ETE previously agreed to provide to ETP, with such reductions occurring in 2015 and 2016.
In connection with the transaction, ETP will also issue 100 ETP Class I Units. The ETP Class I Units are generally entitled to: (i) pro rata allocations of gross income or gain until the aggregate amount of such items allocated to the holders of the ETP Class I Units for the current taxable period and all previous taxable periods is equal to the cumulative amount of all distributions made to the holders of the ETP Class I Units and (ii) after making cash distributions to ETP Class H Units, any additional available cash deemed to be either operating surplus or capital surplus with respect to any quarter will be distributed to the ETP Class I Units in an amount equal to the excess of the distribution amount set forth in the ETP Partnership Agreement, as amended, (the “Partnership Agreement”) for such quarter over the cumulative amount of available cash previously distributed commencing with the quarter ending March 31, 2015 until the quarter ending December 31, 2016. The impact of (i) the IDR subsidy adjustments and (ii) the Class I Unit distributions, along with the currently effective IDR subsidies, is included in the table below under “ETP Quarterly Distributions of Available Cash” in the column titled “Pro Forma for ETP Class H and Class I Units.”
Sale of Common Units by Regency
The following table summarizes Regency’s public offerings of Regency Common Units during the periods presented:

Date	Number of Regency Common Units	Price per Regency Unit	Net Proceeds
March 2012	12.7	$24.47	$297

Proceeds were used to repay amounts outstanding under the Regency Credit Facility and/or fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.
Regency issued 4.0 million, 140.4 million and 8.2 million Regency Common Units in connection with the Hoover, PVR and Eagle Rock Midstream acquisitions, respectively.
In June 2014, Regency sold 14.4 million Regency Common Units to a wholly-owned subsidiary of ETE for approximately $400 million. Proceeds from the issuance were used to pay down borrowings on the Regency Credit Facility, to redeem certain Regency senior notes and for general partnership purposes. In July 2014, Regency sold an additional 16.5 million Regency Common Units to a wholly-owned subsidiary of ETE in connection with the Eagle Rock Midstream Acquisition for approximately $400 million. Proceeds from the issuance were used to fund a portion of the cash consideration paid to Eagle Rock in connection with the Eagle Rock Midstream Acquisition.
Regency’s Equity Distribution Program
From time to time, Regency has sold Regency Common Units through an equity distribution agreement. Such sales of Regency Common Units are made by means of ordinary brokers’ transactions on the NYSE at market prices, in block transactions or as otherwise agreed between us and the sales agent which is the counterparty to the equity distribution agreement.
In June 2012, Regency entered into an equity distribution agreement with Citigroup Global Markets Inc. under which Regency may offer and sell Regency Common Units, representing limited partner interests, having an aggregate offering price of up to $200 million from time to time through Citi, as sales agent for Regency. For the years ended December 31, 2014 and 2013, Regency received net proceeds of $34 million and $149 million, respectively, from Regency Common Units issued pursuant to this equity distribution agreement. No amounts remain available to be issued under this agreement and it is no longer effective.
In May 2014, Regency entered into an equity distribution agreement with a group of banks and investment companies under which Regency may offer and sell Regency Common Units, representing limited partner interests, for an aggregate offering price of up to $400 million, from time to time through this group of institutions, as sales agent for Regency. For the year ended December 31, 2014, Regency received net proceeds of $395 million from Regency Common Units issued pursuant to this equity distribution agreement. No amounts remained available to be issued under this agreement and it is no longer effective.
In January 2015, Regency entered into an equity distribution agreement with a group of banks and investment companies (the “Managers”) under which Regency may offer and sell Regency Common Units for an aggregate offering price of up to $1 billion, from time to time through the Managers, as sales agent for Regency. Regency intends to use the net proceeds from the sale of Regency Common Units for general partnership purposes.
Sales of Common Units by Sunoco Logistics
In 2014, Sunoco Logistics entered into equity distribution agreements pursuant to which Sunoco Logistics may sell from time to time common units having aggregate offering prices of up to $1.25 billion. During the year ended December 31, 2014, Sunoco Logistics received proceeds of $477 million, net of commissions of $5 million, from the issuance of 10.3 million common units pursuant to the equity distribution agreement, which were used for general partnership purposes.
Additionally, Sunoco Logistics completed an overnight public offering of 7.7 million common units for net proceeds of $362 million in September 2014. The net proceeds from this offering were used to repay outstanding borrowings under the $1.50 billion Sunoco Logistics Credit Facility and for general partnership purposes.
Sales of Common Units by Sunoco LP
In October 2014 and November 2014, Sunoco LP issued an aggregate total of 9.1 million common units in an underwritten public offering. Aggregate net proceeds of $405 million from the offering were used to repay amounts outstanding under the $1.25 billion Sunoco LP Credit Facility and for general partnership purposes.
Contributions to Subsidiaries
The Parent Company indirectly owns the entire general partner interest in ETP through its ownership of ETP GP, the general partner of ETP. ETP GP has the right, but not the obligation, to contribute a proportionate amount of capital to ETP to maintain its current general partner interest. ETP GP’s interest in ETP’s distributions is reduced if ETP issues additional units and ETP GP does not contribute a proportionate amount of capital to ETP to maintain its General Partner interest.
The Parent Company owns the entire general partner interest in Regency through its ownership of Regency GP. Regency GP has the right, but not the obligation, to contribute a proportionate amount of capital to Regency to maintain its current general partner interest. Regency GP’s interest in Regency’s distributions is reduced if Regency issues additional units and Regency GP does not contribute a proportionate amount of capital to Regency to maintain its General Partner interest.
Parent Company Quarterly Distributions of Available Cash
Our distribution policy is consistent with the terms of our Partnership Agreement, which requires that we distribute all of our available cash quarterly. The Parent Company’s only cash-generating assets currently consist of distributions from ETP and Regency related to limited and general partner interests, including IDRs, as well as cash generated from our investment in Lake Charles LNG.
Our distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2011	February 7, 2012	February 17, 2012	$0.1563
March 31, 2012	May 4, 2012	May 18, 2012	0.1563
June 30, 2012	August 6, 2012	August 17, 2012	0.1563
September 30, 2012	November 6, 2012	November 16, 2012	0.1563
December 31, 2012	February 7, 2013	February 19, 2013	0.1588
March 31, 2013	May 6, 2013	May 17, 2013	0.1613
June 30, 2013	August 5, 2013	August 19, 2013	0.1638
September 30, 2013	November 4, 2013	November 19, 2013	0.1681
December 31, 2013	February 7, 2014	February 19, 2014	0.1731
March 31, 2014	May 5, 2014	May 19, 2014	0.1794
June 30, 2014	August 4, 2014	August 19, 2014	0.1900
September 30, 2014	November 3, 2014	November 19, 2014	0.2075
December 31, 2014	February 6, 2015	February 19, 2015	0.2250

ETP’s Quarterly Distributions of Available Cash
ETP’s Partnership Agreement requires that ETP distribute all of its Available Cash to its Unitholders and its General Partner within 45 days following the end of each fiscal quarter, subject to the payment of incentive distributions to the holders of IDRs to the extent that certain target levels of cash distributions are achieved. The term Available Cash generally means, with respect to any fiscal quarter of ETP, all cash on hand at the end of such quarter, plus working capital borrowings after the end of the quarter, less reserves established by its General Partner in its sole discretion to provide for the proper conduct of ETP’s business, to comply with applicable laws or any debt instrument or other agreement, or to provide funds for future distributions to partners with respect to any one or more of the next four quarters. Available Cash is more fully defined in ETP’s Partnership Agreement.
ETP’s distributions declared during the periods presented below were as follows:

Quarter Ended	Record Date	Payment Date	Distribution per ETP Common Unit
December 31, 2011	February 7, 2012	February 14, 2012	$0.8938
March 31, 2012	May 4, 2012	May 15, 2012	0.8938
June 30, 2012	August 6, 2012	August 14, 2012	0.8938
September 30, 2012	November 6, 2012	November 14, 2012	0.8938
December 31, 2012	February 7, 2013	February 14, 2013	0.8938
March 31, 2013	May 6, 2013	May 15, 2013	0.8938
June 30, 2013	August 5, 2013	August 14, 2013	0.8938
September 30, 2013	November 4, 2013	November 14, 2013	0.9050
December 31, 2013	February 7, 2014	February 14, 2014	0.9200
March 31, 2014	May 5, 2014	May 15, 2014	0.9350
June 30, 2014	August 4, 2014	August 14, 2014	0.9550
September 30, 2014	November 3, 2014	November 14, 2014	0.9750
December 31, 2014	February 6, 2015	February 13, 2015	0.9950

In connection with transactions between ETP and ETE, ETE has agreed to relinquish its right to certain incentive distributions in future periods. Following is a summary of the net reduction in total distributions that would potentially be made to ETE in future periods based on (i) the currently effective partnership agreement provisions, (ii) the assumed closing of the issuance of additional ETP Class H Units and ETP Class I Units, which is expected to occur in March 2015, and (iii) the assumed closing of the Regency Merger, which is expected to occur in the second quarter of 2015:

Years Ending December 31,	Currently Effective	Pro Forma for ETP Class H and Class I Units(1)	Pro Forma for Regency Merger(2)
2015	$86	$31	$91
2016	107	77	142
2017	85	85	145
2018	80	80	140
2019	70	70	130
2020	35	35	50
2021	35	35	35
2022	35	35	35
2023	35	35	35
2024	18	18	18

(1)
Pro forma amounts reflect the IDR subsidies, as adjusted for the pending issuance of additional ETP Class H Units and ETP Class I Units discussed above, as well as distributions on the ETP Class I Units. The issuance of additional ETP Class H Units and ETP Class I Units is expected to close in March 2015.

(2)
Pro forma amounts reflect the IDR subsidies, as adjusted for (i) the pending issuance of additional ETP Class H Units and ETP Class I Units (as described in Note (1) above) and (ii) the pending Regency Merger. Amounts reflected above assume that the Regency Merger is closed subsequent to the record date for the first quarter of 2015 distribution payment and prior to the record date for the second quarter 2015 distribution payment.

The amounts reflected above include the relinquishment of $350 million in the aggregate of incentive distributions that would potentially be made to ETE over the first forty fiscal quarters commencing immediately after the consummation of the Susser Merger. Such relinquishments would cease upon the agreement of an exchange of the Sunoco LP general partner interest and the incentive distribution rights between ETE and ETP.
Regency’s Quarterly Distributions of Available Cash
Regency’s Partnership Agreement requires that Regency distribute all of its Available Cash to its Unitholders and its General Partner within 45 days after the end of each quarter to unitholders of record on the applicable record date, as determined by the general partner. The term Available Cash generally consists of all cash and cash equivalents on hand at the end of that quarter less the amount of cash reserves established by the general partner to: (i) provide for the proper conduct of the Partnership’s business; (ii) comply with applicable law, any debt instruments or other agreements; or (iii) provide funds for distributions to the unitholders and to the General Partner for any one or more of the next four quarters and plus, all cash on hand on that date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter for which the determination is being made.
Distributions declared by Regency during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Regency Common Unit
December 31, 2011	February 6, 2012	February 13, 2012	$0.4600
March 31, 2012	May 7, 2012	May 14, 2012	0.4600
June 30, 2012	August 6, 2012	August 14, 2012	0.4600
September 30, 2012	November 6, 2012	November 14, 2012	0.4600
December 31, 2012	February 7, 2013	February 14, 2013	0.4600
March 31, 2013	May 6, 2013	May 13, 2013	0.4600
June 30, 2013	August 5, 2013	August 14, 2013	0.4650
September 30, 2013	November 4, 2013	November 14, 2013	0.4700
December 31, 2013	February 7, 2014	February 14, 2014	0.4750
March 31, 2014	May 8, 2014	May 15, 2014	0.4800
June 30, 2014	August 7, 2014	August 14, 2014	0.4900
September 30, 2014	November 4, 2014	November 14, 2014	0.5025
December 31, 2014	February 6, 2015	February 13, 2015	0.5025

In conjunction with Southern Union’s contributions of SUGS to Regency, ETE agreed to relinquish incentive distributions on the 31.4 million Regency Common Units issued for twenty-four months subsequent to the transaction closing.
Sunoco Logistics Quarterly Distributions of Available Cash
Distributions declared by Sunoco Logistics during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Sunoco Logistics Common Unit
December 31, 2012	February 8, 2013	February 14, 2013	$0.2725
March 31, 2013	May 9, 2013	May 15, 2013	0.2863
June 30, 2013	August 8, 2013	August 14, 2013	0.3000
September 30, 2013	November 8, 2013	November 14, 2013	0.3150
December 31, 2013	February 10, 2014	February 14, 2014	0.3312
March 31, 2014	May 9, 2014	May 15, 2014	0.3475
June 30, 2014	August 8, 2014	August 14, 2014	0.3650
September 30, 2014	November 7, 2014	November 14, 2014	0.3825
December 31, 2014	February 9, 2015	February 13, 2015	0.4000

Sunoco Logistics Unit Split
On May 5, 2014, Sunoco Logistics’ board of directors declared a two-for-one split of Sunoco Logistics common units. The unit split resulted in the issuance of one additional Sunoco Logistics common unit for every one unit owned as of the close of business on June 5, 2014. The unit split was effective June 12, 2014. All Sunoco Logistics unit and per unit information included in this report is presented on a post-split basis.
Sunoco LP Quarterly Distributions of Available Cash
Distributions declared by Sunoco LP subsequent to our acquisition on August 29, 2014 were as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Sunoco LP Common Unit
September 30, 2014	November 18, 2014	November 28, 2014	$0.5457
December 31, 2014	February 17, 2015	February 27, 2015	0.6000

Accumulated Other Comprehensive Income (Loss)
The following table presents the components of AOCI, net of tax:

	December 31,
	2014	2013
Available-for-sale securities	$3	$2
Foreign currency translation adjustment	(3)	(1)
Net losses on commodity related hedges	(1)	(4)
Actuarial gain (loss) related to pensions and other postretirement benefits	(57)	56
Investments in unconsolidated affiliates, net	2	8
Subtotal	(56)	61
Amounts attributable to noncontrolling interest	51	(52)
Total AOCI included in partners’ capital, net of tax	$(5)	$9

The table below sets forth the tax amounts included in the respective components of other comprehensive income (loss):

	December 31,
	2014	2013
Available-for-sale securities	$(1)	$(1)
Foreign currency translation adjustment	2	1
Actuarial gain relating to pension and other postretirement benefits	(37)	(39)
Total	$(36)	$(39)